Long-term Incentive Plans (Details 6)	12 Months Ended
Jan. 31, 2024 $ / shares shares
Statement [Line Items]
Number of options, outstanding	10,215,000
Options Exercisable	6,817,500
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding	1,100,000
Options Exercisable	1,100,000
Vesting Terms	25% every six months
Expiry date	Dec. 28, 2024
Exercise Price | $ / shares	$ 0.10